CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net loss for the year	$ (269,508)	$ (1,205,039)	$ (2,119,472)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	24,085	15,074	14,954
Share-based compensation	64,403	147,622	45,840
Accrued interest receivable			(3,879)
Inventory obsolescence	22,453	26,699
Changes in operating assets and liabilities:
Receivables	137,539	46,710	(36,478)
Loans receivable		16,026	(97,672)
Prepaid expenses	9,396	(13,356)	(23,681)
Inventory	(67,842)	(13,014)	115,899
Due to related parties	311,233	322,985	1,810,188
Accrued dividends payable	(734,228)	101,398	202,795
Accounts payable and accrued liabilities	(24,454)	101,962	(19,168)
Net cash used in operating activities	(526,923)	(452,933)	(110,674)
Investing Activities
Cash paid to acquire business		(27,850)
Purchase of equipment	(11,402)	(7,425)	(1,334)
Net cash used in investing activities	(11,402)	(35,275)	(1,334)
Financing Activity
Proceeds from loans payable to related parties	534,294	419,050
Net cash provided by financing activity	534,294	419,050
Net Decrease in Cash	(4,031)	(69,158)	(112,008)
Cash, Beginning of Year	60,161	129,319	241,327
Cash, End of Year	56,130	$ 60,161	$ 129,319
Non-cash financing activity
Issuance of preferred shares to settle related party debt	$ 7,863,855